Unaudited Condensed Consolidated Statement of Stockholders' Equity (USD $)	Total	Predecessor [Member]	Successor [Member]	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Successor [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Predecessor [Member]	Additional Paid-in Capital [Member] Successor [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Predecessor [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Successor [Member]	(Accumulated Deficit) Retained earnings [Member]	(Accumulated Deficit) Retained earnings [Member] Predecessor [Member]	(Accumulated Deficit) Retained earnings [Member] Successor [Member]	Treasury Stock [Member] Predecessor [Member]	Noncontrolling Interest [Member] Predecessor [Member]
Balance at Dec. 31, 2010		$ (792,121,000)			$ 568,000			$ 830,787,000			$ (62,614,000)			$ (1,559,465,000)		$ (310,000)	$ (1,087,000)
Treasury stock shares at Dec. 31, 2010																235,261
Balance, shares at Dec. 31, 2010					58,313,868
Net income (loss)		(21,649,000)
Net income		(21,649,000)
Net loss		(22,228,000)												(21,649,000)			(579,000)
Gain on derivative instruments, net of income taxes of $0		11,052,000									11,052,000
Net actuarial gain (loss) and prior service cost, net of income taxes of $0		(2,797,000)									(2,797,000)
Non-cash compensation expense	462	462,000						462,000
Purchase of treasury stock																1,576
Balance at Jan. 01, 2012		(805,632,000)			568,000			831,249,000			(54,359,000)			(1,581,114,000)		(310,000)	(1,666,000)
Treasury stock shares at Jan. 01, 2012																236,837
Balance, shares at Jan. 01, 2012					58,313,868
Net income (loss)		(13,241,000)
Balance at Apr. 01, 2012
Balance at Jan. 01, 2012		(805,632,000)			568,000			831,249,000			(54,359,000)			(1,581,114,000)			(1,666,000)
Balance, shares at Jan. 01, 2012					58,313,868
Net income (loss)		(29,803,000)
Net income		(29,803,000)
Net loss		(30,339,000)												(29,803,000)			(536,000)
Gain on derivative instruments, net of income taxes of $0		4,364,000									4,364,000
Net actuarial gain (loss) and prior service cost, net of income taxes of $0		(2,647,000)									(2,647,000)
Non-cash compensation expense	95	95,000						95,000
Balance at Dec. 30, 2012		(834,159,000)						831,344,000			(52,642,000)			(1,610,917,000)			(2,202,000)
Treasury stock shares at Dec. 30, 2012		236,837
Balance, shares at Dec. 30, 2012		58,313,868
Balance at Sep. 30, 2012
Net income (loss)		(4,559,000)
Balance at Dec. 30, 2012		(834,159,000)
Treasury stock shares at Dec. 30, 2012		236,837
Balance, shares at Dec. 30, 2012		58,313,868
Net income (loss)		(17,515,000)
Balance at Mar. 31, 2013
Balance at Dec. 30, 2012		(834,159,000)
Treasury stock shares at Dec. 30, 2012		236,837
Balance, shares at Dec. 30, 2012		58,313,868
Net income (loss)	(31,637,000)
Gain on derivative instruments, net of income taxes of $0			14,680,000
Reclassification of accumulated other comprehensive loss related to derivative instruments, net of income taxes of $0			15,076,000
Non-cash compensation expense	25,000	25,000
Balance at Jun. 30, 2013
Balance at Dec. 30, 2012		(834,159,000)			568,000			831,344,000			(52,642,000)			(1,610,917,000)		(310,000)	(2,202,000)
Treasury stock shares at Dec. 30, 2012		236,837														236,837
Balance, shares at Dec. 30, 2012		58,313,868			58,313,868
Net income (loss)		787,206,000												787,414,000			(208,000)
Net income		787,414,000
Gain on derivative instruments, net of income taxes of $0		19,339,000									19,339,000
Reclassification of accumulated other comprehensive loss related to derivative instruments, net of income taxes of $0		26,313,000									26,313,000
Net actuarial gain (loss) and prior service cost, net of income taxes of $0		69,000									69,000
Non-cash compensation expense		25,000						25,000
Disposal of non wholly owned subsidiary		2,202,000															2,202,000
Cancellation of Predecessor Company common stock, net of fair value of new warrants of $995					(568,000)			(830,374,000)						830,632,000		310,000
Cancellation of Predecessor Company common stock, net of fair value of new warrants of $995 (in shares)					(58,313,868)											(236,837)
Cancellation of Predecessor Company common stock, shares					(58,313,868)											(236,837)
Elimination of Predecessor Company accumulated deficit and accumulated other comprehensive income											6,921,000			(7,129,000)			208,000
Issuance of new common stock and contribution of Local Media in connection with emergence from Chapter 11 of the Bankruptcy Code		535,703,000			300,000			535,403,000
Issuance of new common stock and contribution of Local Media, sahres					30,000,000
Balance at Nov. 06, 2013		536,698,000			300,000			536,398,000
Balance, shares at Nov. 06, 2013					30,000,000
Balance at Oct. 09, 2013
Net income (loss)		948,204,000
Balance at Nov. 06, 2013		536,698,000
Net income (loss)			7,206,000
Net income		7,206,000	7,206,000											7,206,000
Net actuarial gain (loss) and prior service cost, net of income taxes of $0			458,000									458,000
Common stock cash dividends			(149,000,000)						(149,000,000)
Balance at Dec. 29, 2013	395,362,000		395,362,000	300,000		300,000	387,398,000		387,398,000	458,000		458,000	7,206,000		7,206,000
Treasury stock shares at Dec. 29, 2013			0
Balance, shares at Dec. 29, 2013	30,000,000		30,000,000	30,000,000		30,000,000
Net income (loss)	(9,960,000)
Net income	(9,960,000)												(9,960,000)
Restricted share grants (in shares)
Gain on derivative instruments, net of income taxes of $0		0
Reclassification of accumulated other comprehensive loss related to derivative instruments, net of income taxes of $0		0
Non-cash compensation expense	21,000	1,000					21,000
Balance at Jun. 29, 2014	$ 385,423,000			$ 300,000			$ 387,419,000			$ 458,000			$ (2,754,000)
Balance, shares at Jun. 29, 2014	30,015,870			30,015,870